Other operating income	12 Months Ended
Dec. 31, 2022
Other Operating Income [Abstract]
Other operating income	5 Other operating income
Other operating income of £432 million (2022: £722 million; 2021: £196 million) comprises income that is associated with the Group’s normal activities, but which falls outside the definition of revenue and includes gain on one-off transactions, such as capital profits arising from the disposals of fixed assets, recoveries of indirect taxation and levies paid, and transfers of trademark rights.
(a) Brazil tax matters
In 2023, in Brazil, £150 million of income has been recognised in respect of excise on social contributions, as well as £19 million
(2022: £472 million) in respect of historical VAT on social contributions in Brazil. In 2023 and 2022, such recognised income has been treated as an adjusting item.
In addition, in 2022, £78 million of the contingent asset in respect of historical VAT on social contributions claims was sold to financial institutions for £38 million.
In 2021, the Group recognised £5 million in respect of a tax case in Brazil and £130 million of the unrecognised contingent asset in respect of historical VAT on social contributions claims was sold to financial institutions for £45 million.
(b) Sale and leaseback
In 2023, the Group recognised £15 million of gains arising from a sale and leaseback transaction on excess warehousing capacity in Argentina.
(c) Reynolds
In 2021, R.J. Reynolds Tobacco Company (RJRT) reached an agreement with several Master Settlement Agreement (MSA) states to waive RJRT’s claims under the MSA in connection with a settlement between those MSA states and a non-participating manufacturer,
S&M Brands, Inc. (S&M Brands), under which the states released certain claims against S&M Brands in exchange for receiving a portion of the funds S&M Brands had deposited into escrow accounts in those states pursuant to the states’ escrow statutes. In consideration for waiving claims, RJRT, together with Santa Fe Natural Tobacco Company, received approximately £40 million from the escrow funds paid to those MSA states under their settlement with S&M Brands.